Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

For the quarter ended June 30, 2023, the Company has the following related party transactions:

	Six Months ended June 30, 2023	Six Months ended June 30, 2022	Three Months ended June 30, 2023	Three Months ended June 30, 2022

Directors fees	$4,000	$3,998	$2,000	$2,998
Salaries, wages, consultants and benefits	316,778	378,004	154,113	150,611
Selling and marketing	43,324	64,897	15,803	34,443
Stock-based compensation (Note 9)	79,761	137,355	48,779	72,384
Content and software development (Note 7)	134,875	124,265	76,048	64,605
Closing balance for the period	$578,738	$708,519	$296,743	$325,041